STATEMENT OF INVESTMENTS
BNY Mellon Asset Allocation Fund

May 31, 2021 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 11.8%
Aerospace & Defense - .1%
Northrop Grumman, Sr. Unscd. Notes	2.93	1/15/2025	235,000		251,519
The Boeing Company, Sr. Unscd. Notes	1.95	2/1/2024	300,000		308,388
				559,907
Airlines - .2%
American Airlines Pass Through Trust, Ser. 2015-1, Cl. A	3.38	5/1/2027	270,132		270,865
Delta Air Lines Pass Through Trust, Ser. 2019-1, Cl. AA	3.20	4/25/2024	250,000		262,634
United Airlines Pass Through Trust, Ser. 2019-1, Cl. AA	4.15	8/25/2031	332,820		360,798
United Airlines Pass Through Trust, Ser. 2019-2, Cl. AA	2.70	5/1/2032	259,498		258,616
				1,152,913
Automobiles & Components - .1%
General Motors, Sr. Unscd. Notes	5.40	10/2/2023	150,000		165,977
General Motors Financial, Sr. Unscd. Notes	1.70	8/18/2023	150,000		153,464
Volkswagen Group of America Finance, Gtd. Notes	2.90	5/13/2022	300,000	[a]	307,241
				626,682
Banks - .8%
Banco Santander, Sr. Unscd. Notes	2.75	5/28/2025	200,000		212,083
Bank of America, Sub. Notes, Ser. L	3.95	4/21/2025	495,000		546,701
Citigroup, Sub. Notes	4.45	9/29/2027	435,000		498,260
Citizens Bank, Sr. Unscd. Notes	2.25	4/28/2025	310,000		324,439
HSBC Holdings, Sr. Unscd. Notes	4.95	3/31/2030	175,000		207,589
JPMorgan Chase & Co., Jr. Sub. Bonds, Ser. II	4.00	4/1/2025	290,000	[b]	290,544
Lloyds Bank, Jr. Sub. Notes	12.00	12/16/2024	200,000	[a,b]	217,723
Morgan Stanley, Sub. Notes	4.88	11/1/2022	500,000		531,103
NatWest Group, Sr. Unscd. Notes	5.08	1/27/2030	260,000		304,433
Nordea Bank, Jr. Sub. Notes	6.63	3/26/2026	255,000	[a,b]	293,305
Societe Generale, Sub. Notes	4.75	11/24/2025	250,000	[a]	280,241
The Goldman Sachs Group, Sub. Notes	6.75	10/1/2037	395,000		564,228
				4,270,649
Beverage Products - .1%
Anheuser-Busch InBev Worldwide, Gtd. Notes	4.90	2/1/2046	320,000		384,293

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 11.8% (continued)
Chemicals - .1%
Huntsman International, Sr. Unscd. Notes	4.50	5/1/2029	375,000	423,837
Yara International, Sr. Unscd. Notes	3.15	6/4/2030	230,000	[a] 242,041
				665,878
Commercial & Professional Services - .2%
Global Payments, Sr. Unscd. Notes	4.80	4/1/2026	320,000	368,288
Novant Health, Unscd. Bonds	2.64	11/1/2036	200,000	200,782
The George Washington University, Unscd. Bonds, Ser. 2018	4.13	9/15/2048	325,000	390,075
				959,145
Commercial Mortgage Pass-Through Certificates - .2%
UBS Commercial Mortgage Trust, Ser. 2012-C1, Cl. A3	3.40	5/10/2045	253,045	255,398
WFRBS Commercial Mortgage Trust, Ser. 2013-C12, CI. A4	3.20	3/15/2048	308,096	318,053
WFRBS Commercial Mortgage Trust, Ser. 2013-C13, Cl. A4	3.00	5/15/2045	540,000	562,370
				1,135,821
Diversified Financials - .2%
AerCap Global Aviation Trust, Gtd. Notes	1.75	1/30/2026	225,000	221,681
Aircastle, Sr. Unscd. Notes	2.85	1/26/2028	500,000	[a] 491,988
Goldman Sachs BDC, Sr. Unscd. Notes	3.75	2/10/2025	200,000	215,461
				929,130
Electronic Components - .1%
Jabil, Sr. Unscd. Notes	3.60	1/15/2030	300,000	[c] 322,639
Energy - .4%
BP Capital Markets, Gtd. Notes	2.50	11/6/2022	255,000	263,173
Cheniere Corpus Christi Holdings, Sr. Scd. Notes	5.13	6/30/2027	250,000	290,309
Diamondback Energy, Gtd. Notes	3.13	3/24/2031	200,000	204,807
Diamondback Energy, Gtd. Notes	3.50	12/1/2029	215,000	228,067
Energy Transfer, Sr. Unscd. Notes	5.25	4/15/2029	440,000	512,972
Marathon Petroleum, Sr. Unscd. Notes	3.80	4/1/2028	175,000	193,248
Sabine Pass Liquefaction, Sr. Scd. Notes	4.50	5/15/2030	200,000	226,943
Spectra Energy Partners, Gtd. Notes	3.50	3/15/2025	195,000	211,297
				2,130,816
Environmental Control - .0%
Waste Connections, Sr. Unscd. Notes	3.50	5/1/2029	225,000	245,319
Financials - .1%
Apollo Management Holdings, Gtd. Notes	4.87	2/15/2029	225,000	[a] 261,505

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 11.8% (continued)
Food Products - .1%
The Kroger Company, Sr. Unscd. Notes	1.70	1/15/2031	300,000	[c]	283,153
Health Care - .3%
AbbVie, Sr. Unscd. Notes	3.20	11/21/2029	325,000		348,866
Amgen, Sr. Unscd. Notes	5.65	6/15/2042	230,000		308,300
CVS Health, Sr. Unscd. Notes	4.78	3/25/2038	405,000		482,958
The Johns Hopkins Health System, Unscd. Bonds	3.84	5/15/2046	195,000		223,219
				1,363,343
Industrial - .0%
John Deere Capital, Sr. Unscd. Notes	0.45	1/17/2024	225,000	[c]	225,334
Information Technology - .3%
Adobe, Sr. Unscd. Notes	3.25	2/1/2025	305,000		331,999
Fidelity National Information Services, Sr. Unscd. Notes	3.10	3/1/2041	225,000		221,620
Fiserv, Sr. Unscd. Notes	4.40	7/1/2049	275,000		318,245
Microsoft, Sr. Unscd. Notes	2.53	6/1/2050	360,000		335,950
Oracle, Sr. Unscd. Notes	3.90	5/15/2035	275,000		301,090
				1,508,904
Insurance - .1%
MetLife, Jr. Sub. Notes, Ser. G	3.85	9/15/2025	100,000	[b]	104,500
Prudential, Sr. Unscd. Notes	3.13	4/14/2030	250,000		266,705
				371,205
Internet Software & Services - .2%
Amazon.com, Sr. Unscd. Notes	1.00	5/12/2026	350,000		350,000
Arrow Electronics, Sr. Unscd. Notes	3.50	4/1/2022	315,000		321,482
eBay, Sr. Unscd. Notes	1.90	3/11/2025	320,000		331,991
Tencent Holdings, Sr. Unscd. Notes	3.98	4/11/2029	280,000	[a]	308,366
				1,311,839
Media - .1%
Sky, Gtd. Notes	3.75	9/16/2024	425,000	[a]	466,982
The Walt Disney Company, Gtd. Notes	2.65	1/13/2031	145,000		149,794
				616,776
Municipal Securities - .8%
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds, Refunding, Ser. B1	1.85	6/1/2029	500,000		500,000
California, GO	3.38	4/1/2025	175,000		193,465
California Educational Facilities Authority, Revenue Bonds, Refunding (The Leland Stanford Junior University) Ser. U2	5.00	10/1/2032	375,000		524,845
JobsOhio Beverage System, Revenue Bonds, Refunding, Ser. A	2.83	1/1/2038	150,000		155,611

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 11.8% (continued)
Municipal Securities - ..8% (continued)
Massachusetts, GO (Build America Bonds)	4.91	5/1/2029	325,000	399,793
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding	4.13	6/15/2042	310,000	337,801
New Jersey Turnpike Authority, Revenue Bonds, Refunding, Ser. B	1.48	1/1/2028	200,000	197,929
New York City, GO, Refunding Ser. D	1.92	8/1/2031	175,000	170,796
Ohio Turnpike & Infrastructure Commission, Revenue Bonds, Refunding, Ser. A	3.22	2/15/2048	250,000	251,994
Port Authority of New York & New Jersey, Revenue Bonds, Ser. AAA	1.09	7/1/2023	255,000	258,383
State Board of Administration Finance Corp., Revenue Bonds, Ser. A	2.15	7/1/2030	280,000	282,426
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds (North Tarrant Express Mobility Partners) Ser. B	3.92	12/31/2049	250,000	269,687
Texas Public Finance Authority, Revenue Bonds	8.25	7/1/2024	210,000	211,790
University of California, Revenue Bonds, Refunding (Limited Project) Ser. J	4.13	5/15/2045	340,000	389,214
University of California, Revenue Bonds, Ser. BG	1.61	5/15/2030	160,000	155,506
				4,299,240
Real Estate - .3%
Alexandria Real Estate Equities, Gtd. Notes	4.30	1/15/2026	265,000	298,404
American Homes 4 Rent, Sr. Unscd. Notes	4.90	2/15/2029	400,000	461,833
Brandywine Operating Partnership, Gtd. Notes	4.10	10/1/2024	200,000	217,722
Hudson Pacific Properties, Gtd. Notes	3.25	1/15/2030	265,000	275,190
Life Storage, Gtd. Notes	4.00	6/15/2029	160,000	176,834
Spirit Realty, Gtd. Notes	2.10	3/15/2028	225,000	222,339
				1,652,322
Retailing - .2%
7-Eleven, Sr. Unscd. Notes	1.80	2/10/2031	275,000	[a] 258,276
Ross Stores, Sr. Unscd. Notes	4.60	4/15/2025	225,000	254,810
The Home Depot, Sr. Unscd. Notes	1.38	3/15/2031	280,000	[c] 262,607
The TJX Companies, Sr. Unscd. Notes	3.75	4/15/2027	200,000	224,686
				1,000,379

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 11.8% (continued)
Semiconductors & Semiconductor Equipment - .3%
Broadcom, Gtd. Notes	3.75	2/15/2051	150,000	[a]	145,980
Broadcom Cayman Finance, Gtd. Notes	3.50	1/15/2028	300,000	[c]	323,217
KLA, Sr. Unscd. Notes	4.10	3/15/2029	225,000		256,196
Lam Research, Sr. Unscd. Notes	4.00	3/15/2029	315,000		360,324
Microchip Technology, Sr. Scd. Notes	0.97	2/15/2024	350,000	[a]	350,801
Microchip Technology, Sr. Scd. Notes	0.98	9/1/2024	115,000	[a]	115,190
NXP Funding, Gtd. Notes	2.70	5/1/2025	100,000	[a]	105,788
				1,657,496
Technology Hardware & Equipment - .1%
Apple, Sr. Unscd. Notes	4.38	5/13/2045	255,000		312,102
Telecommunication Services - .3%
AT&T, Sr. Unscd. Notes	4.55	3/9/2049	345,000		390,480
Telefonica Emisiones, Gtd. Notes	4.10	3/8/2027	300,000		338,421
T-Mobile USA, Sr. Scd. Notes	3.00	2/15/2041	325,000		305,591
Verizon Communications, Sr. Unscd. Notes	3.40	3/22/2041	140,000		142,544
Verizon Communications, Sr. Unscd. Notes	5.50	3/16/2047	310,000		419,068
				1,596,104
Transportation - .2%
J.B. Hunt Transport Services, Gtd. Notes	3.88	3/1/2026	310,000		346,271
Ryder System, Sr. Unscd. Notes	3.35	9/1/2025	290,000		316,054
Union Pacific, Sr. Unscd. Notes	3.15	3/1/2024	320,000		343,654
				1,005,979
U.S. Government Agencies Mortgage-Backed - 3.2%
Federal Home Loan Mortgage Corp.:
1.50%, 1/1/2036-10/1/2050			727,263	[d]	724,675
2.00%, 1/1/2041-6/1/2041			792,573	[d]	811,394
2.50%, 4/1/2036-5/1/2051			1,141,128	[d]	1,186,505
3.00%, 7/1/2050			467,413	[d]	489,671
3.50%, 5/1/2051			570,000	[d]	607,141
4.00%, 11/1/2049			218,347	[d]	233,372
5.00%, 8/1/2049			149,490	[d]	164,833
Federal National Mortgage Association:
2.00%, 3/1/2036-3/1/2051			1,995,592	[d]	2,028,947
2.50%, 10/1/2050-6/1/2051			1,452,760	[d]	1,507,237
3.00%, 1/1/2035-5/1/2051			2,089,139	[d]	2,194,030
3.50%, 5/1/2051			419,524	[d]	445,409
4.00%, 11/1/2049-2/1/2050			642,236	[d]	687,107
4.50%, 3/1/2050			330,218	[d]	358,604
Government National Mortgage Association I:
4.00%, 7/15/2049			162,915		174,647

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 11.8% (continued)
U.S. Government Agencies Mortgage-Backed - 3.2% (continued)
Government National Mortgage Association II:
2.50%, 1/20/2051-5/20/2051			1,254,166		1,295,218
3.00%, 6/20/2050-10/20/2050			902,069		938,181
3.50%, 1/20/2048-12/20/2050			1,245,902		1,315,246
4.00%, 7/20/2050-5/20/2051			1,319,160		1,383,215
4.50%, 2/20/2050			369,042		396,257
				16,941,689
U.S. Treasury Securities - 2.5%
U.S. Treasury Bonds	1.13	8/15/2040	305,000		253,537
U.S. Treasury Bonds	1.88	2/15/2041	780,000	[c]	738,928
U.S. Treasury Inflation Indexed Notes, US CPI Urban Consumers Not Seasonally Adjusted	0.13	10/15/2024	309,720	[e]	337,271
U.S. Treasury Inflation Indexed Notes, US CPI Urban Consumers Not Seasonally Adjusted	0.13	4/15/2025	1,004,951	[e]	1,096,553
U.S. Treasury Inflation Indexed Notes, US CPI Urban Consumers Not Seasonally Adjusted	0.38	7/15/2025	631,077	[e]	701,449
U.S. Treasury Inflation Indexed Notes, US CPI Urban Consumers Not Seasonally Adjusted	0.38	1/15/2027	307,028	[e]	343,487
U.S. Treasury Notes	0.13	1/31/2023	1,095,000		1,095,086
U.S. Treasury Notes	0.13	12/15/2023	180,000		179,603
U.S. Treasury Notes	0.13	12/31/2022	540,000		540,127
U.S. Treasury Notes	0.13	2/28/2023	390,000		390,015
U.S. Treasury Notes	0.25	10/31/2025	595,000	[c]	584,123
U.S. Treasury Notes	0.25	8/31/2025	250,000		246,001
U.S. Treasury Notes	0.50	8/31/2027	625,000		601,917
U.S. Treasury Notes	0.63	5/15/2030	755,000		697,682
U.S. Treasury Notes	0.63	12/31/2027	200,000	[c]	192,906
U.S. Treasury Notes	1.13	2/15/2031	475,000	[c]	454,887
U.S. Treasury Notes	1.50	2/15/2030	620,000	[c]	620,254
U.S. Treasury Notes	1.63	8/15/2029	205,000		208,095
U.S. Treasury Notes	1.75	11/15/2029	665,000	[c]	681,054
U.S. Treasury Notes	1.75	12/31/2026	255,000	[c]	266,286
U.S. Treasury Notes	2.00	11/15/2026	525,000		555,157
U.S. Treasury Notes	2.13	7/31/2024	200,000		211,180
U.S. Treasury Notes	2.25	11/15/2027	120,000		128,266
U.S. Treasury Notes	2.38	5/15/2027	605,000		651,947
U.S. Treasury Notes	2.50	2/28/2026	345,000		373,274
U.S. Treasury Notes	2.50	1/31/2024	210,000		222,649
U.S. Treasury Notes	2.63	1/31/2026	120,000		130,477
U.S. Treasury Notes	2.63	12/31/2023	305,000		323,836

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 11.8% (continued)
U.S. Treasury Securities - 2.5% (continued)
U.S. Treasury Notes	2.88	11/30/2025	175,000		191,987
U.S. Treasury Notes	3.13	11/15/2028	50,000		56,382
				13,074,416
Utilities - .2%
Appalachian Power, Sr. Unscd. Notes, Ser. AA	2.70	4/1/2031	280,000		285,699
Black Hills, Sr. Unscd. Notes	4.35	5/1/2033	160,000		182,993
CenterPoint Energy, Sr. Unscd. Notes	4.25	11/1/2028	275,000		311,828
NiSource, Sr. Unscd. Notes	3.95	3/30/2048	290,000		317,485
				1,098,005
Total Bonds and Notes (cost $60,049,726)			61,962,983
Description			Shares		Value ($)
Common Stocks - 25.4%
Advertising - .0%
Omnicom Group			1,955		160,779
Aerospace & Defense - .4%
Howmet Aerospace			2,805	[f]	99,521
L3Harris Technologies			814		177,501
Lockheed Martin			1,379		527,054
Northrop Grumman			592		216,595
Raytheon Technologies			5,029		446,123
Teledyne Technologies			259	[f]	108,643
The Boeing Company			1,859	[f]	459,210
				2,034,647
Agriculture - .2%
Altria Group			7,361		362,308
Archer-Daniels-Midland			960		63,869
Philip Morris International			6,759		651,770
				1,077,947
Airlines - .1%
Delta Air Lines			4,090	[f]	195,011
Southwest Airlines			2,875	[f]	176,697
				371,708
Automobiles & Components - .5%
BorgWarner			4,815		246,961
Ford Motor			21,775	[f]	316,391
General Motors			4,685	[f]	277,867
Tesla			2,575	[f]	1,609,941
				2,451,160
Banks - 1.3%
Bank of America			37,348		1,583,182
Citigroup			5,056		397,958
Citizens Financial Group			4,435		221,306

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks - 25.4% (continued)
Banks - 1.3% (continued)
Comerica	2,895	227,229
Huntington Bancshares	9,280	147,181
JPMorgan Chase & Co.	9,979	1,638,951
M&T Bank	623	100,110
People's United Financial	5,885	111,285
Regions Financial	11,540	270,151
The PNC Financial Services Group	2,230	434,136
Truist Financial	5,473	338,122
U.S. Bancorp	8,125	493,837
Wells Fargo & Co.	11,244	525,320
Zions Bancorp	2,290	132,545
		6,621,313
Beverage Products - .5%
CVS Health	4,335	374,717
Molson Coors Beverage, Cl. B	1,840	[f] 107,309
Monster Beverage	3,998	[f] 376,891
PepsiCo	5,010	741,179
The Coca-Cola Company	13,663	755,427
		2,355,523
Building Materials - .1%
Carrier Global	4,240	194,743
Johnson Controls International	3,162	210,399
		405,142
Chemicals - .5%
Air Products & Chemicals	767	229,839
Albemarle	805	134,499
Celanese	773	127,893
Dow	3,055	209,023
DuPont de Nemours	3,360	284,222
Eastman Chemical	1,785	223,839
Ecolab	553	118,939
FMC	345	40,258
Linde	1,988	597,593
LyondellBasell Industries, Cl. A	1,455	163,862
PPG Industries	880	158,154
The Sherwin-Williams Company	759	215,199
Vulcan Materials	628	115,125
		2,618,445
Commercial & Professional Services - .3%
Automatic Data Processing	1,940	380,279
Cintas	455	160,861
Equifax	579	136,088
FLEETCOR Technologies	295	[f] 80,960
IHS Markit	1,430	150,593

Description	Shares		Value ($)
Common Stocks - 25.4% (continued)
Commercial & Professional Services - .3% (continued)
Nielsen Holdings	3,950		107,480
S&P Global	1,756		666,349
		1,682,610
Consumer Discretionary - .4%
Chipotle Mexican Grill	116	[f]	159,150
D.R. Horton	1,990		189,627
Darden Restaurants	970		138,933
Hasbro	793		76,104
Hilton Worldwide Holdings	1,111	[f]	139,175
Las Vegas Sands	1,245	[f]	71,899
Lennar, Cl. A	1,875		185,644
Marriott International, Cl. A	1,376	[f]	197,566
MGM Resorts International	3,600		154,332
Royal Caribbean Cruises	718	[f]	66,968
Starbucks	4,622		526,353
Whirlpool	646		153,160
Wynn Resorts	770	[f]	101,540
Yum! Brands	695		83,379
		2,243,830
Consumer Durables & Apparel - .2%
NIKE, Cl. B	6,011		820,261
Tapestry	4,150	[f]	186,293
		1,006,554
Consumer Staples - .3%
Church & Dwight	1,145		98,161
Colgate-Palmolive	3,460		289,879
The Estee Lauder Companies, Cl. A	756		231,729
The Procter & Gamble Company	8,699		1,173,060
		1,792,829
Diversified Financials - 1.3%
American Express	4,598		736,278
BlackRock	577		506,052
Capital One Financial	1,865		299,855
CME Group	1,114		243,699
Discover Financial Services	1,760		206,378
Intercontinental Exchange	1,845		208,264
Invesco	8,985		256,342
Mastercard, Cl. A	3,061		1,103,735
Moody's	692		232,062
Morgan Stanley	4,770		433,831
Northern Trust	1,381		167,363
State Street	940		81,761
T. Rowe Price Group	856		163,796
The Charles Schwab	3,505		258,844

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks - 25.4% (continued)
Diversified Financials - 1.3% (continued)
The Goldman Sachs Group	787	292,780
Visa, Cl. A	7,693	1,748,619
		6,939,659
Electronic Components - .5%
AMETEK	1,235	166,848
Amphenol, Cl. A	1,756	118,109
Emerson Electric	2,845	272,238
Fastenal	3,550	188,292
Fortive	1,255	91,013
Garmin	1,168	166,136
Honeywell International	2,989	690,190
PACCAR	2,645	242,176
Quanta Services	2,165	206,433
TE Connectivity	1,585	215,053
United Rentals	611	[f] 204,050
		2,560,538
Energy - .7%
Baker Hughes	3,415	83,326
Chevron	6,067	629,694
ConocoPhillips	7,062	393,636
Devon Energy	5,325	141,432
Diamondback Energy	1,550	124,108
EOG Resources	4,635	372,376
Exxon Mobil	12,036	702,541
Halliburton	4,010	90,025
Hess	1,685	141,237
Kinder Morgan	6,852	125,666
Marathon Oil	11,755	142,353
Marathon Petroleum	1,585	97,953
Occidental Petroleum	2,750	71,390
ONEOK	1,930	101,788
Phillips 66	1,480	124,646
Pioneer Natural Resources	471	71,681
Schlumberger	7,885	247,037
The Williams Companies	1,775	46,754
Valero Energy	1,086	87,314
		3,794,957
Environmental Control - .0%
Waste Management	1,115	156,858
Food & Staples Retailing - .4%
Costco Wholesale	1,496	565,892
Sysco	1,860	150,660
The Kroger Company	3,210	118,706
Walgreens Boots Alliance	2,465	129,807

Description	Shares		Value ($)
Common Stocks - 25.4% (continued)
Food & Staples Retailing - .4% (continued)
Walmart	7,242		1,028,581
		1,993,646
Food Products - .2%
Campbell Soup	1,540		74,952
Conagra Brands	2,645		100,775
General Mills	3,390		213,095
McCormick & Co.	535		47,647
Mondelez International, Cl. A	4,860		308,756
The Hershey Company	673		116,463
The J.M. Smucker Company	720		95,969
Tyson Foods, Cl. A	1,210		96,195
		1,053,852
Forest Products & Paper - .0%
International Paper	2,340		147,654
Health Care - 3.3%
Abbott Laboratories	6,330		738,394
AbbVie	6,780		767,496
ABIOMED	235	[f]	66,876
Agilent Technologies	3,667		506,523
Align Technology	292	[f]	172,324
Amgen	3,439		818,276
Anthem	836		332,912
Baxter International	655		53,789
Becton Dickinson & Co.	324		78,372
Biogen	439	[f]	117,424
Boston Scientific	5,510	[f]	234,450
Bristol-Myers Squibb	7,588		498,683
Centene	1,855	[f]	136,528
Cigna	1,108		286,806
Corteva	2,493		113,431
Danaher	3,704		948,743
DexCom	203	[f]	74,986
Edwards Lifesciences	1,846	[f]	177,031
Eli Lilly & Co.	2,634		526,115
Gilead Sciences	4,680		309,395
HCA Healthcare	1,394		299,417
Henry Schein	830	[f]	63,113
Hologic	820	[f]	51,709
Humana	547		239,422
IDEXX Laboratories	678	[f]	378,399
Illumina	338	[f]	137,106
Intuitive Surgical	434	[f]	365,506
Johnson & Johnson	11,838		2,003,581

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 25.4% (continued)
Health Care - 3.3% (continued)
Laboratory Corp. of America Holdings	610	[f]	167,433
McKesson	503		96,772
Medtronic	3,667		464,206
Merck & Co.	7,375		559,689
Pfizer	28,956		1,121,466
Quest Diagnostics	804		105,863
Regeneron Pharmaceuticals	328	[f]	164,797
ResMed	547		112,600
Steris	559		106,691
Stryker	716		182,773
Teleflex	189		76,014
The Cooper Companies	379		149,118
Thermo Fisher Scientific	2,123		996,748
UnitedHealth Group	3,713		1,529,459
Universal Health Services, Cl. B	906		144,625
Viatris	3,599		54,849
Zimmer Biomet Holdings	1,042		175,400
Zoetis	2,677		472,972
		17,178,282
Household & Personal Products - .1%
Kimberly-Clark	2,190		286,080
The Clorox Company	668		118,056
		404,136
Industrial - .7%
3M	1,628		330,549
Caterpillar	1,778		428,640
Copart	965	[f]	124,495
Deere & Co.	1,345		485,679
Dover	1,264		190,232
Eaton	1,820		264,355
General Electric	27,450		385,947
Huntington Ingalls Industries	459		99,240
Illinois Tool Works	995		230,601
Ingersoll Rand	1,960	[f]	97,294
Otis Worldwide	714		55,928
Parker-Hannifin	660		203,379
Snap-on	691		175,942
Stanley Black & Decker	547		118,590
Textron	1,495		102,363
Trane Technologies	1,630		303,832
Westinghouse Air Brake Technologies	990		81,932
		3,678,998

Description	Shares		Value ($)
Common Stocks - 25.4% (continued)
Information Technology - 2.7%
Activision Blizzard	2,530		246,042
Adobe	2,114	[f]	1,066,682
Autodesk	1,103	[f]	315,304
Cadence Design Systems	3,250	[f]	412,717
Cognizant Technology Solutions, Cl. A	2,265		162,083
eBay	2,567		156,279
Electronic Arts	688		98,336
Fidelity National Information Services	1,257		187,268
Fiserv	881	[f]	101,491
Global Payments	521		100,923
International Business Machines	2,267		325,859
Intuit	1,192		523,395
Microsoft	29,174		7,284,164
MSCI	369		172,740
Oracle	7,188		565,983
Paychex	1,685		170,421
PayPal Holdings	4,278	[f]	1,112,366
Roper Technologies	373		167,854
salesforce.com	2,941	[f]	700,252
ServiceNow	645	[f]	305,653
		14,175,812
Insurance - .9%
Aflac	3,260		184,777
American International Group	4,230		223,513
Aon, Cl. A	550		139,353
Berkshire Hathaway, Cl. B	6,470	[f]	1,872,677
Chubb	913		155,201
Cincinnati Financial	1,075		130,838
Lincoln National	2,170		151,444
Marsh & McLennan	1,500		207,525
Prudential Financial	2,335		249,775
The Allstate	1,955		267,073
The Progressive	4,773		472,909
The Travelers Companies	1,223		195,313
Unum Group	4,510		139,675
Willis Towers Watson	447		116,828
		4,506,901
Internet Software & Services - 2.7%
Alphabet, Cl. A	1,168	[f]	2,752,801
Alphabet, Cl. C	1,217	[f]	2,934,869
Amazon.com	1,580	[f]	5,092,451
Booking Holdings	121	[f]	285,748

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 25.4% (continued)
Internet Software & Services - 2.7% (continued)
Facebook, Cl. A	8,983	[f]	2,952,982
		14,018,851
Materials - .1%
Amcor	6,985		82,423
Ball	1,424		116,996
WestRock	3,225		188,082
		387,501
Media - .7%
Charter Communications, Cl. A	890	[f]	618,132
Comcast, Cl. A	14,751		845,822
Fox, Cl. A	1,795		67,043
Live Nation Entertainment	1,050	[f]	94,616
Netflix	1,796	[f]	903,047
The Walt Disney Company	6,359	[f]	1,136,035
ViacomCBS, Cl. B	3,680		156,106
		3,820,801
Metals & Mining - .1%
Freeport-McMoRan	4,920		210,182
Newmont	3,695		271,509
		481,691
Real Estate - .6%
Alexandria Real Estate Equities	704	[g]	125,495
American Tower	637	[g]	162,728
AvalonBay Communities	590	[g]	122,095
Crown Castle International	1,443	[g]	273,448
Digital Realty Trust	1,044	[g]	158,229
Equinix	285	[g]	209,965
Equity Residential	1,390	[g]	107,656
Essex Property Trust	641	[g]	189,281
Extra Space Storage	696	[g]	104,268
Federal Realty Investment Trust	1,140	[g]	130,348
Iron Mountain	2,760	[g]	120,170
Prologis	2,419	[g]	285,055
Public Storage	1,223	[g]	345,473
Regency Centers	1,970	[g]	127,262
SBA Communications	249	[g]	74,232
Simon Property Group	1,240	[g]	159,328
SL Green Realty	1,372	[g]	108,690
UDR	3,160	[g]	150,511
Ventas	1,715	[g]	95,097
Welltower	1,950	[g]	145,801
Weyerhaeuser	3,365	[g]	127,735
		3,322,867

Description	Shares		Value ($)
Common Stocks - 25.4% (continued)
Retailing - .8%
AutoZone	128	[f]	180,045
Best Buy	700		81,368
Dollar General	999		202,757
Dollar Tree	1,125	[f]	109,688
Expedia Group	657	[f]	116,256
Lowe's	3,142		612,156
McDonald's	2,597		607,412
O'Reilly Automotive	302	[f]	161,606
Ross Stores	1,641		207,406
Target	2,038		462,463
The Gap	3,420		114,399
The Home Depot	3,878		1,236,733
The TJX Companies	2,512		169,660
Tractor Supply	840		152,628
		4,414,577
Semiconductors & Semiconductor Equipment - 1.2%
Advanced Micro Devices	4,585	[f]	367,167
Analog Devices	1,429		235,213
Applied Materials	3,365		464,807
Broadcom	1,604		757,617
Intel	13,953		796,995
KLA	775		245,590
Lam Research	480		311,928
Maxim Integrated Products	1,925	[f]	196,369
Microchip Technology	1,198		188,026
Micron Technology	1,490	[f]	125,369
NVIDIA	2,474		1,607,556
Qorvo	750	[f]	137,040
Skyworks Solutions	913		155,210
Texas Instruments	2,939		557,881
Xilinx	1,198		152,146
		6,298,914
Technology Hardware & Equipment - 2.0%
Accenture, Cl. A	3,479		981,635
Apple	60,707		7,564,699
Corning	3,035		132,417
DXC Technology	2,550	[f]	96,696
F5 Networks	686	[f]	127,205
Fortinet	1,045	[f]	228,374
HP	5,166		151,002
Juniper Networks	5,265		138,627
Keysight Technologies	945	[f]	134,549
MarketAxess Holdings	161		75,113
Qualcomm	4,075		548,250

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks - 25.4% (continued)
Technology Hardware & Equipment - 2.0% (continued)
Seagate Technology Holdings	2,080	199,160
Zebra Technologies, Cl. A	296	[f] 147,127
		10,524,854
Telecommunication Services - .5%
Arista Networks	340	[f] 115,389
AT&T	27,345	804,763
Cisco Systems	12,005	635,064
Lumen Technologies	2,969	41,091
T-Mobile US	1,669	[f] 236,080
Verizon Communications	15,928	899,773
		2,732,160
Transportation - .5%
CSX	1,721	172,307
FedEx	795	250,274
Norfolk Southern	2,160	606,744
Union Pacific	3,968	891,729
United Parcel Service, Cl. B	2,610	560,106
		2,481,160
Utilities - .6%
Ameren	1,795	151,139
American Electric Power	2,230	191,780
Atmos Energy	628	62,279
CenterPoint Energy	5,215	131,939
CMS Energy	2,980	186,965
Dominion Energy	1,685	128,296
DTE Energy	1,045	144,200
Duke Energy	1,580	158,348
Edison International	3,500	195,545
Entergy	961	101,155
Evergy	3,065	189,999
Exelon	6,025	271,848
FirstEnergy	4,175	158,274
NextEra Energy	6,872	503,168
NiSource	3,490	88,995
NRG Energy	2,295	73,784
Pinnacle West Capital	1,735	146,746
Public Service Enterprise Group	2,960	183,875
Sempra Energy	1,011	136,980
The AES	4,010	101,894
		3,307,209
Total Common Stocks (cost $70,985,240)	133,204,365

Preferred Stocks - .1%
Telecommunication Services - .1%
AT&T, Ser. A (cost $375,000)	5.00	15,000		395,100
Description	1-Day Yield (%)	Shares		Value ($)
Investment Companies - 62.7%
Registered Investment Companies - 62.7%
BNY Mellon Corporate Bond Fund, Cl. M		1,109,071	[h]	15,205,366
BNY Mellon Emerging Markets Fund, Cl. M		2,460,868	[h]	35,042,755
BNY Mellon Floating Rate Income Fund, Cl. Y		1,035,364	[h]	11,885,976
BNY Mellon Focused Equity Opportunities Fund, Cl. M		3,313,103	[h]	65,930,759
BNY Mellon Global Real Estate Securities Fund, CI. Y		1,067,617	[h]	10,708,198
BNY Mellon High Yield Fund, Cl. I		1,986,782	[h]	12,198,843
BNY Mellon Income Stock Fund, Cl. M		1,648,012	[h]	16,842,680
BNY Mellon Intermediate Bond Fund, Cl. M		2,077,437	[h]	26,882,035
BNY Mellon International Equity Fund, Cl. Y		863,661	[h]	22,230,641
BNY Mellon International Fund, Cl. M		18,933	[h]	296,496
BNY Mellon International Small Cap Fund, Cl. Y		900,734	[h]	14,997,224
BNY Mellon Mid Cap Multi-Strategy Fund, Cl. M		333,642	[h]	7,900,637
BNY Mellon Research Growth Fund, Cl. Y		836,792	[h]	17,882,239
BNY Mellon Select Managers Small Cap Growth Fund, Cl. Y		779,099	[h]	27,237,290
BNY Mellon Select Managers Small Cap Value Fund, Cl. Y		645,791	[h]	19,696,615
BNY Mellon Small Cap Multi-Strategy Fund, Cl. M		215,892	[f,h]	5,630,453
BNY Mellon Small/Mid Cap Multi-Strategy Fund, Cl. M		1,047,128	[h]	17,612,695
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares	0.04	1,350,138	[h]	1,350,138
Total Investment Companies (cost $241,367,051)		329,531,040

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Investment of Cash Collateral for Securities Loaned - .2%
Registered Investment Companies - .2%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $1,259,850)	0.01	1,259,850	[h] 1,259,850
Total Investments (cost $374,036,867)		100.2%	526,353,338
Liabilities, Less Cash and Receivables		(0.2%)	(843,189)
Net Assets		100.0%	525,510,149

GO—General Obligation

a Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2021, these securities were valued at $3,845,427 or .73% of net assets.

b Security is a perpetual bond with no specified maturity date. Maturity date shown is next reset date of the bond.

c Security, or portion thereof, on loan. At May 31, 2021, the value of the fund’s securities on loan was $4,955,387 and the value of the collateral was $5,103,969, consisting of cash collateral of $1,259,850 and U.S. Government & Agency securities valued at $3,844,119.

d The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

e Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

f Non-income producing security.

g Investment in real estate investment trust within the United States.

h Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Asset Allocation Fund

May 31, 2021 (Unaudited)

The following is a summary of the inputs used as of May 31, 2021 in valuing the fund’s investments:

Assets ($)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Investments in Securities: †
Commercial Mortgage-Backed	−	1,135,821	−	1,135,821
Corporate Bonds	−	26,511,817	−	26,511,817
Equity Securities―Common Stocks	133,204,365	−	−	133,204,365
Equity Securities―Preferred Stocks	395,100	−	−	395,100
Investment Companies	330,790,890	−	−	330,790,890
Municipal Securities	−	4,299,240	−	4,299,240
U.S. Government Agencies Mortgage-Backed	−	16,941,689	−	16,941,689
U.S. Treasury Securities	−	13,074,416	−	13,074,416

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills), are valued each business day by one or more independent pricing services (each, a “Service”) approved by the Board Memebers (“Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board. These securities are generally categorized within Level 2 of the fair value hierarchy.

Each Service and independent valuation firm is engaged under the general oversight of the Board.

Fair valuing of securities may be determined with the assistance of a Service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At May 31, 2021, accumulated net unrealized appreciation on investments was $152,316,471, consisting of $153,903,662 gross unrealized appreciation and $1,587,191 gross unrealized depreciation

At May 31, 2021, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.